Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Virtus Alternative Solutions Trust
Entity Central Index Key	0001589756
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000159801 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Select MLP and Energy Fund
Class Name	Class A
Trading Symbol	VLPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Select MLP and Energy Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Select MLP and Energy Fund Class A / VLPAX	$71	1.40%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.40%
Net Assets	$ 54,553,000
Holdings Count | Holding	28
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)
Fund net assets (‘000s)	$54,553
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks & MLP Interests		98%
Diversified	39%
Natural Gas Pipelines	20%
Liquefied Natural Gas	12%
Electric, LDC & Power	10%
Petroleum Transportation & Storage	8%
Downstream/Other	6%
Gathering/Processing	3%
Short-Term Investment		2%
Total		100%
(1)	Percentage of total investments as of April 30, 2025.

C000159802 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Select MLP and Energy Fund
Class Name	Class C
Trading Symbol	VLPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Select MLP and Energy Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Select MLP and Energy Fund Class C / VLPCX	$109	2.15%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.15%
Net Assets	$ 54,553,000
Holdings Count | Holding	28
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)
Fund net assets (‘000s)	$54,553
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks & MLP Interests		98%
Diversified	39%
Natural Gas Pipelines	20%
Liquefied Natural Gas	12%
Electric, LDC & Power	10%
Petroleum Transportation & Storage	8%
Downstream/Other	6%
Gathering/Processing	3%
Short-Term Investment		2%
Total		100%
(1)	Percentage of total investments as of April 30, 2025.

C000159803 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Select MLP and Energy Fund
Class Name	Class I
Trading Symbol	VLPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Select MLP and Energy Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Select MLP and Energy Fund Class I / VLPIX	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
Net Assets	$ 54,553,000
Holdings Count | Holding	28
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)
Fund net assets (‘000s)	$54,553
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks & MLP Interests		98%
Diversified	39%
Natural Gas Pipelines	20%
Liquefied Natural Gas	12%
Electric, LDC & Power	10%
Petroleum Transportation & Storage	8%
Downstream/Other	6%
Gathering/Processing	3%
Short-Term Investment		2%
Total		100%
(1)	Percentage of total investments as of April 30, 2025.

C000206132 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Long/Short Equity Fund
Class Name	Class A
Trading Symbol	VLSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Long/Short Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Long/Short Equity Fund Class A / VLSAX	$107	2.24%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.24%
Net Assets	$ 53,492,000
Holdings Count | Holding	39
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)
Fund net assets (‘000s)	$53,492
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		120%
Financials	42%
Industrials	25%
Information Technology	15%
Consumer Discretionary	11%
Health Care	10%
Communication Services	10%
Consumer Staples	7%
Securities Sold Short		(20)%
Industrials	(6)%
Consumer Discretionary	(6)%
Information Technology	(4)%
Financials	(3)%
Real Estate	(1)%
Total		100%
(1)	Percentage of total investments as of April 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
On June 3, 2025, the Board of Trustees of Virtus Alternative Solutions Trust voted to approve a Plan of Liquidation for the KAR Long/Short Equity Fund (the "Fund"), pursuant to which the Fund will be liquidated on or about July 25, 2025.

C000206133 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Long/Short Equity Fund
Class Name	Class C
Trading Symbol	VLSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Long/Short Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Long/Short Equity Fund Class C / VLSCX	$143	2.99%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	2.99%
Net Assets	$ 53,492,000
Holdings Count | Holding	39
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)
Fund net assets (‘000s)	$53,492
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		120%
Financials	42%
Industrials	25%
Information Technology	15%
Consumer Discretionary	11%
Health Care	10%
Communication Services	10%
Consumer Staples	7%
Securities Sold Short		(20)%
Industrials	(6)%
Consumer Discretionary	(6)%
Information Technology	(4)%
Financials	(3)%
Real Estate	(1)%
Total		100%
(1)	Percentage of total investments as of April 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
On June 3, 2025, the Board of Trustees of Virtus Alternative Solutions Trust voted to approve a Plan of Liquidation for the KAR Long/Short Equity Fund (the "Fund"), pursuant to which the Fund will be liquidated on or about July 25, 2025.

C000206134 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Long/Short Equity Fund
Class Name	Class I
Trading Symbol	VLSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Long/Short Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Long/Short Equity Fund Class I / VLSIX	$96	1.99%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.99%
Net Assets	$ 53,492,000
Holdings Count | Holding	39
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)
Fund net assets (‘000s)	$53,492
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		120%
Financials	42%
Industrials	25%
Information Technology	15%
Consumer Discretionary	11%
Health Care	10%
Communication Services	10%
Consumer Staples	7%
Securities Sold Short		(20)%
Industrials	(6)%
Consumer Discretionary	(6)%
Information Technology	(4)%
Financials	(3)%
Real Estate	(1)%
Total		100%
(1)	Percentage of total investments as of April 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
On June 3, 2025, the Board of Trustees of Virtus Alternative Solutions Trust voted to approve a Plan of Liquidation for the KAR Long/Short Equity Fund (the "Fund"), pursuant to which the Fund will be liquidated on or about July 25, 2025.

C000206130 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Long/Short Equity Fund
Class Name	Class R6
Trading Symbol	VLSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Long/Short Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Long/Short Equity Fund Class R6 / VLSRX	$92	1.91%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.91%
Net Assets	$ 53,492,000
Holdings Count | Holding	39
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)
Fund net assets (‘000s)	$53,492
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		120%
Financials	42%
Industrials	25%
Information Technology	15%
Consumer Discretionary	11%
Health Care	10%
Communication Services	10%
Consumer Staples	7%
Securities Sold Short		(20)%
Industrials	(6)%
Consumer Discretionary	(6)%
Information Technology	(4)%
Financials	(3)%
Real Estate	(1)%
Total		100%
(1)	Percentage of total investments as of April 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
On June 3, 2025, the Board of Trustees of Virtus Alternative Solutions Trust voted to approve a Plan of Liquidation for the KAR Long/Short Equity Fund (the "Fund"), pursuant to which the Fund will be liquidated on or about July 25, 2025.